Derivative Instruments And Other Hedging Activities (Schedule Of Outstanding Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	$ 35,000	$ 10,000
Derivative Liability, Notional Amount	35,000	60,000
Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	975,357	451,958
Derivative Liability, Notional Amount	613,690	451,958
Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	35,000	10,000
Derivative Liability, Notional Amount	35,000	60,000
Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	374,536	293,794
Derivative Liability, Notional Amount	374,536	293,794
Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	212,028
Derivative Liability, Notional Amount	53,269
Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	388,793	158,164
Derivative Liability, Notional Amount	185,885	158,164
Other Assets [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	499	71
Other Assets [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	41,620	32,955
Other Assets [Member] | Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	499	71
Other Assets [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	25,940	25,391
Other Assets [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	2,774
Other Assets [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	12,906	7,564
Other Liabilities [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	1,843	3,010
Other Liabilities [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	35,047	32,000
Other Liabilities [Member] | Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	1,843	3,010
Other Liabilities [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	25,940	25,391
Other Liabilities [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	343
Other Liabilities [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	$ 8,764	$ 6,609